                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Davis-Rea Ltd.
Address: 95 St. Clair Avenue West, Suite 1400
         Toronto, ON M4V 1N6
         CANADA

Form 13F File Number: 28-13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James E. Houston
Title: President & COO
Phone: 416-961-2494

Signature, Place, and Date of Signing:


/s/ James E. Houston                    Toronto, Ontario    April 6, 2010
-------------------------------------   ----------------   --------------
[Signature]                               [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:     153949
                                        (thousands)

List of Other Included Managers: none
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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- ----------- --------- ---------------- ---------- -------- ------------------
                                                                                                       VOTING AUTHORITY
                                                         VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  ------------------
       NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x $1000) PRN AMT PRN CALL DISCRETION  MANAGER  SOLE  SHARED NONE
------------------------------------------ ----------- --------- ------- --- ---- ---------- -------- ------ ------ ----
BANK OF MONTREAL            COM            063671 10 1      6541  107951 SH          SOLE      NONE   107951
BANK OF NOVA SCOTIA         COM            064149 10 7      8539  170755 SH          SOLE      NONE   170755
BARRICK GOLD                COM            067901 10 8       615   15788 SH          SOLE      NONE    15788
BHP BILLITON -ADR-          SPONSORED ADR  05545E 20 9      6076   75652 SH          SOLE      NONE    75652
BROOKFIELD ASSET MGT-A LV   CL A LTD VT SH 112585 10 4       264   10375 SH          SOLE      NONE    10375
CANADIAN PACIFIC RAILWAY    COM            13645T 10 0       343    6099 SH          SOLE      NONE     6099
CENOVUS ENERGY              COM            15135U 10 9      3067  117640 SH          SOLE      NONE   117640
CDN IMPERIAL BK OF COMMERCE COM            136069 10 1      1311   17979 SH          SOLE      NONE    17979
DANAHER CORP DEL            COM            235851 10 2      3821   47814 SH          SOLE      NONE    47814
DELTA PETROLEUM             COM            247907 20 7        48   34000 SH          SOLE      NONE    34000
ELIZABETH ARDEN*            COM            28660G 10 6       199   11051 SH          SOLE      NONE    11051
ENBRIDGE                    COM            29250N 10 5     17768  373226 SH          SOLE      NONE   373226
ENCANA                      COM            292505 10 4      4028  127475 SH          SOLE      NONE   127475
ENDEAVOUR SILVER            COM            29258Y 10 3        62   19200 SH          SOLE      NONE    19200
ENERPLUS                    UNIT TR G NEW  29274D 60 4       820   34660 SH          SOLE      NONE    34660
EXXON MOBIL                 COM            30231G 10 2      5554   82919 SH          SOLE      NONE    82919
FEMALE HEALTH *             COM            314462 10 2        72   10000 SH          SOLE      NONE    10000
GAMMON GOLD                 COM            36467T 10 6       121   16800 SH          SOLE      NONE    16800
GOLDCORP INC NEW            COM            380956 40 9      4778  125890 SH          SOLE      NONE   125890
IMPERIAL OIL                COM NEW        453038 40 8     12557  320078 SH          SOLE      NONE   320078
INTL BUSINESS MACHINES      COM            459200 10 1       394    3072 SH          SOLE      NONE     3072
ISHARES TR INDEX            MSCI EAFE IDX  464287 46 5       549    9805 SH          SOLE      NONE     9805
ISHARES TR INDEX            MSCI EMERG MKT 464287 23 4       239    5685 SH          SOLE      NONE     5685
JOHNSON & JOHNSON           COM            478160 10 4       405    6211 SH          SOLE      NONE     6211
LIHIR GOLD - ADR -          SPONSORED ADR  532349 10 7       928   32970 SH          SOLE      NONE    32970
MEDCO HEALTH SOLUTIONS      COM            58405U 10 2       220    3400 SH          SOLE      NONE     3400
MICROSOFT                   COM            594918 10 4       610   20825 SH          SOLE      NONE    20825
NEW GOLD INC CDA            COM            644535 10 6       126   29000 SH          SOLE      NONE    29000
ORACLE                      COM            68389X 10 5      3043  118354 SH          SOLE      NONE   118354
PAN AMERICAN SILVER         COM            697900 10 8       781   33993 SH          SOLE      NONE    33993
PENN WEST ENERGY T/U        TR UNIT        707885 10 9      2100   99355 SH          SOLE      NONE    99355
PEPSICO                     COM            713448 10 8      1184   17890 SH          SOLE      NONE    17890
PROCTER & GAMBLE            COM            742718 10 9       697   11020 SH          SOLE      NONE    11020
RESEARCH IN MOTION          COM            760975 10 2       234    3167 SH          SOLE      NONE     3167
ROYAL BK CDA                COM            780087 10 2     16978  285630 SH          SOLE      NONE   285630
SILVER WHEATON              COM            828336 10 7       353   22500 SH          SOLE      NONE    22500
SILVERCORP METALS INC       COM            82835P 10 3       146   21200 SH          SOLE      NONE    21200
SUN LIFE FINANCIAL          COM            866896 10 5     11096   39639 SH          SOLE      NONE    39639
SUNCOR ENERGY INC NEW       COM            867224 10 7      2563   77586 SH          SOLE      NONE    77586
TALISMAN ENERGY             COM            87425E 10 3      4225  243247 SH          SOLE      NONE   243247
THOMSON REUTERS             COM            884903 10 5     11433  314743 SH          SOLE      NONE   314743
3M COMPANY                  COM            88579Y 10 1       209    2500 SH          SOLE      NONE     2500
TIM HORTONS                 COM            88706M 10 3      2122   65308 SH          SOLE      NONE    65308
TOREADOR RES CORP           COM            891050 10 6        93   11400 SH          SOLE      NONE    11400
TORONTO DOMINION BANK       COM NEW        891160 50 9     15603  206121 SH          SOLE      NONE   206121
TRANSCANADA CORP            COM            89353D 10 7      1035   28007 SH          SOLE      NONE    28007